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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21823


                   	  Pioneer Series Trust V
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31

Date of reporting period:  May 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

ioneer Disciplined Growth Fund

Schedule of Investments  05/31/2010

 Shares                                                                Value

            COMMON STOCKS - 96.3 %
            Energy - 1.6 %
            Oil & Gas Equipment And Services - 1.6 %
  19,000    Halliburton Co. *                                       $   471,770
            Total Energy                                            $   471,770
            Materials - 3.9 %
            Diversified Metals & Mining - 2.0 %
   8,600    Freeport-McMoRan Copper & Gold, Inc. (Class B)          $   602,430
            Paper Packaging - 1.9 %
  25,300    Packaging Corp of America                               $   560,142
            Total Materials                                         $ 1,162,572
            Capital Goods - 8.5 %
            Aerospace & Defense - 4.4 %
   9,500    Northrop Grumman Corp. *                                $   574,655
  10,919    United Technologies Corp.                                   735,722
                                                                    $ 1,310,377
            Construction & Engineering - 1.0 %
  14,245    KBR Inc.                                                $   313,105
            Industrial Machinery - 1.2 %
  12,600    Kennametal, Inc.                                        $   355,446
            Trading Companies & Distributors - 1.9 %
   5,600    W.W. Grainger, Inc.                                     $   569,800
            Total Capital Goods                                     $ 2,548,728
            Transportation - 2.1 %
            Railroads - 2.1 %
   8,900    Union Pacific Corp.                                     $   635,727
            Total Transportation                                    $   635,727
            Consumer Services - 4.9 %
            Restaurants - 4.9 %
  11,337    McDonald's Corp.                                        $   758,105
  27,400    Starbucks Corp.                                             709,386
                                                                    $ 1,467,491
            Total Consumer Services                                 $ 1,467,491
            Media - 1.6 %
            Cable & Satellite - 1.6 %
  27,300    Comcast Corp.                                           $   493,857
            Total Media                                             $   493,857
            Retailing - 4.6 %
            Apparel Retail - 2.1 %
  29,400    Gap Inc.                                                $   640,920
            General Merchandise Stores - 2.5 %
  18,400    Family Dollar Stores, Inc.                              $   749,616
            Total Retailing                                         $ 1,390,536
            Food & Drug Retailing - 3.9 %
            Hypermarkets & Supercenters - 3.9 %
  23,374    Wal-Mart Stores, Inc.                                   $ 1,181,789
            Total Food & Drug Retailing                             $ 1,181,789
            Food Beverage & Tobacco - 7.6 %
            Packaged Foods & Meats - 2.6 %
  16,616    Hershey Foods Corp.                                     $   777,629
            Soft Drinks - 1.7 %
   9,800    Coca-Cola Co.                                           $   503,720
            Tobacco - 3.3 %
  22,300    Philip Morris International, Inc.                       $   983,876
            Total Food Beverage & Tobacco                           $ 2,265,225
            Household & Personal Products - 4.0 %
            Household Products - 2.5 %
   9,400    Colgate-Palmolive Co.                                   $   734,046
            Personal Products - 1.5 %
   7,900    Estee Lauder Co.                                        $   460,333
            Total Household & Personal Products                     $ 1,194,379
            Health Care Equipment & Services - 5.7 %
            Health Care Services - 1.6 %
  19,100    Omnicare Inc.                                           $   479,601
            Managed Health Care - 4.1 %
  20,300    Aetna, Inc.                                             $   591,948
  21,628    United Healthcare Group, Inc.                               628,726
                                                                    $ 1,220,674
            Total Health Care Equipment & Services                  $ 1,700,275
            Pharmaceuticals & Biotechnology - 9.5 %
            Biotechnology - 5.5 %
  13,086    Alexion Pharmaceuticals, Inc. *                         $   654,693
  14,274    Amgen, Inc. *                                               739,108
  12,200    Cubist Pharmaceuticals Inc. *                               262,300
                                                                    $ 1,656,101
            Pharmaceuticals - 4.0 %
  20,600    Merck & Co., Inc.                                       $   694,014
  25,400    Mylan, Inc. * (b)                                           493,776
                                                                    $ 1,187,790
            Total Pharmaceuticals & Biotechnology                   $ 2,843,891
            Banks - 0.9 %
            Diversified Banks - 0.9 %
   9,900    Wells Fargo & Co.                                       $   284,031
            Total Banks                                             $   284,031
            Diversified Financials - 2.8 %
            Asset Management & Custody Banks - 1.5 %
   4,500    Franklin Resources, Inc.                                $   441,405
            Investment Banking & Brokerage - 1.3 %
  12,300    Lazard Ltd.                                             $   387,942
            Total Diversified Financials                            $   829,347
            Insurance - 1.3 %
            Property & Casualty Insurance - 1.3 %
   8,100    ACE Ltd.                                                $   398,196
            Total Insurance                                         $   398,196
            Software & Services - 15.1 %
            Application Software - 2.1 %
  14,325    Citrix Systems, Inc. *                                  $   624,713
            Internet Software & Services - 6.0 %
   2,445    Google Inc. *                                           $ 1,186,265
  40,000    Yahoo! Inc. *                                               613,600
                                                                    $ 1,799,865
            Systems Software - 7.0 %
  42,021    Microsoft Corp.                                         $ 1,084,142
  44,454    Oracle Corp.                                              1,003,327
                                                                    $ 2,087,469
            Total Software & Services                               $ 4,512,047
            Technology Hardware & Equipment - 12.1 %
            Communications Equipment - 2.9 %
  24,300    Qualcomm, Inc.                                          $   864,108
            Computer Hardware - 6.5 %
   5,566    Apple Inc. *                                            $ 1,431,353
  38,700    Dell, Inc. *                                                515,871
                                                                    $ 1,947,224
            Electronic Equipment & Instruments - 1.4 %
  14,900    Flir Systems, Inc. *                                    $   424,501
            Office Electronics - 1.3 %
  42,000    Xerox Corp.                                             $   391,020
            Total Technology Hardware & Equipment                   $ 3,626,853
            Semiconductors - 4.2 %
            Semiconductors - 4.2 %
  41,500    Intel Corp.                                             $   888,930
  52,000    ON Semiconductor Corp. *                                    380,120
                                                                    $ 1,269,050
            Total Semiconductors                                    $ 1,269,050
            Telecommunication Services - 0.7 %
            Integrated Telecom Services - 0.7 %
   7,300    Verizon Communications, Inc.                            $   200,896
            Total Telecommunication Services                        $   200,896
            Utilities - 1.2 %
            Gas Utilities - 1.2 %
   8,100    Questar Corp.                                           $   363,366
            Total Utilities                                         $   363,366
            TOTAL COMMON STOCKS
            (Cost  $26,207,882)                                     $28,840,026
            EXCHANGE TRADED INDEX FUND - 1.8 %
            Energy - 1.8 %
            Oil & Gas Equipment And Services - 1.8 %
  10,300    Energy Select Sector SPDR Fund                          $   546,415
            Total Energy                                            $   546,415
            TOTAL EXCHANGE TRADED INDEX FUND
            (Cost  $591,524)                                        $   546,415
Principal
Amount ($)                                                             Value
            Securities Lending Collateral  - 0.6 % (c)
            Certificates of Deposit:
  4,524     Bank of Nova Scotia, 0.2%, 6/1/10                       $    4,524
  5,005     Barclays, 0.30%, 7/23/10                                     5,005
  5,005     BBVA NY, 0.265%, 6/1/10                                      5,005
  1,522     BNP Paribas, 0.70%, 6/4/10                                   1,522
  5,505     CBA Financial, 0.27%, 1/3/11                                 5,505
  5,005     Deutschebank, 0.30%, 7/19/10                                 5,005
  3,003     DnB NOR Bank ASA NY, 0.49%, 8/26/10                          3,003
  5,005     Rabobank Nederland NY, 0.23%, 7/6/10                         5,005
  5,005     Royal Bank of Canada, 0.26%, 1/21/11                         5,005
  5,005     Svenska NY, 0.265%, 7/19/10                                  5,005
                                                                    $   44,584
            Commercial Paper:
  2,002     American Honda Finance, 0.37%, 4/15/11                  $    2,002
  3,003     American Honda Finance, 0.31%, 5/4/11                        3,003
    662     Caterpillar Financial Services, 0.34%, 8/20/10                 662
  2,502     CBAPP, 0.20%, 6/7/10                                         2,502
  5,004     CLIPPR, 0.28%, 7/2/10                                        5,004
  2,500     PARFIN, 0.39%, 8/11/10                                       2,500
  4,000     CHARFD, 0.46%, 8/23/10                                       4,000
  2,082     FAIRPP, 0.50%, 8/16/10                                       2,082
  4,528     CME, Inc., 0.90%, 8/6/10                                     4,528
    545     GE Capital Corp., 0.31%, 10/6/10                               545
    542     GE Capital Corp., 0.35%, 10/21/10                              542
  1,502     GE Capital Corp., 0.43%, 8/20/10                             1,502
  2,502     GE, 0.30%, 1/26/11                                           2,502
    500     GE Capital Corp., 0.33%, 6/6/11                                500
    558     John Deere Capital Corp., 0.33%, 7/16/10                       558
  4,234     JPMorgan Chase & Co., 0.57%, 9/24/10                         4,234
  2,001     NABPP, 0.28%, 7/19/10                                        2,001
  5,674     Santander, 0.30%, 7/23/10                                    5,674
  5,003     SOCNAM, 0.28%, 7/6/10                                        5,003
  3,502     SRCPP, 0.26%, 7/7/11                                         3,502
  2,002     STRAIT, 0.20%, 6/2/10                                        2,002
  2,502     TB LLC, 0.23%, 6/9/10                                        2,502
  2,414     TB LLC, 0.43%, 8/9/10                                        2,414
  5,005     Toyota Motor Credit Corp., 0.23%, 1/10/11                    5,005
    501     US Bancorp, 0.66%, 6/4/10                                      501
  5,003     VARFUN, 0.29%, 7/26/10                                       5,003
  3,003     Wachovia, 0.36%, 3/22/11                                     3,003
  1,406     Wal Mart Stores, Inc., 0.22%, 7/1/10                         1,406
  2,002     WFC, 0.33%, 12/2/10                                          2,002
  5,005     WSTPAC, 0.32%, 11/5/10                                       5,005
                                                                    $   81,689
            Tri-party Repurchase Agreements:
 21,446     Barclays, 0.20%, 6/1/10                                 $   21,446
 15,015     Deutsche Bank, 0.20%, 6/1/10                                15,015
 15,015     RBS Securities, Inc., 0.21%, 6/1/10                         15,016
                                                                    $   51,477
            Total Securities Lending Collateral                     $  177,750
            TOTAL TEMPORARY CASH INVESTMENTS
            (Cost  $177,750)                                        $   177,750
            TOTAL INVESTMENT IN SECURITIES - 98.7%
            (Cost  $26,977,156) (a)                                 $29,564,191
            OTHER ASSETS AND LIABILITIES - 1.3%                     $   375,658
            TOTAL NET ASSETS - 100.0%                               $29,939,849

      *     Non-income producing security.

    (a) At May 31, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $27,003,468 was as follows:

            Aggregate gross unrealized gain for all investments in which
            there is an excess of value over tax cost               $4,883,597

            Aggregate gross unrealized loss for all investments in which
            there is an excess of tax cost over value                (2,322,874)

            Net unrealized gain                                     $2,560,723


    (b)     At May 31, 2010, the following securities were out on loan:


 Shares                             Security                           Value
          9,Mylan, Inc. *                                           $   174,960
            Total                                                   $   174,960

    (c) Securities lending collateral is managed by Credit Suisse AG, New York Branch.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of May 31, 2010, in valuing the Fund's assets:

			      Level 1     Level 2    Level 3     Total
Common stocks             $28,840,026         $0     $0   $28,840,026
Exchanged traded index fund   546,415          0      0       546,415
Temporary cash investments       0        177,750     0       177 750
Total                     $29,386,441    $177,750    $0   $29,564,191


Pioneer Disciplined Value Fund
Schedule of Investments  05/31/2010

 Shares                                                          Value

            COMMON STOCKS - 96.0 %
            Energy - 15.9 %
            Integrated Oil & Gas - 8.2 %
   16,543   Chevron Corp.                                    $  1,222,031
   20,100   Exxon Mobil Corp.                                   1,215,246
                                                             $  2,437,277
            Oil & Gas Equipment & Services - 2.0 %
   24,207   Halliburton Co. *                                $    601,060
            Oil & Gas Exploration & Production - 5.6 %
    5,700   Apache Corp.                                     $    510,378
   10,869   Devon Energy Corp.                                    693,986
   10,300   Range Resources Corp                                  462,985
                                                             $  1,667,349
            Total Energy                                     $  4,705,686
            Materials - 3.8 %
            Diversified Metals & Mining - 1.8 %
    7,700   Freeport-McMoRan Copper & Gold, Inc. (Class B)   $    539,385
            Paper Packaging - 2.0 %
   26,400   Packaging Corp of America                        $    584,496
            Total Materials                                  $  1,123,881
            Capital Goods - 8.4 %
            Aerospace & Defense - 4.0 %
    9,800   Northrop Grumman Corp. *                         $    592,802
    9,004   United Technologies Corp.                             606,690
                                                             $  1,199,492
            Industrial Conglomerates - 1.6 %
   23,600   Textron, Inc.                                    $    487,104
            Industrial Machinery - 1.1 %
   11,000   Kennametal, Inc.                                 $    310,310
            Trading Companies & Distributors - 1.7 %
    4,900   W.W. Grainger, Inc.                              $    498,575
            Total Capital Goods                              $  2,495,481
            Transportation - 2.1 %
            Railroads - 2.1 %
    8,800   Union Pacific Corp.                              $    628,584
            Total Transportation                             $    628,584
            Consumer Services - 2.2 %
            Restaurants - 2.2 %
    9,712   McDonald's Corp.                                 $    649,441
            Total Consumer Services                          $    649,441
            Media - 5.3 %
            Cable & Satellite - 3.1 %
   51,100   Comcast Corp.                                    $    924,399
            Movies & Entertainment - 2.2 %
   19,400   Viacom, Inc. (Class B)                           $    652,034
            Total Media                                      $  1,576,433
            Retailing - 3.7 %
            Apparel Retail - 2.3 %
   31,100   Gap Inc.                                         $    677,980
            General Merchandise Stores - 1.4 %
   10,100   Family Dollar Stores, Inc.                       $    411,474
            Total Retailing                                  $  1,089,454
            Food & Drug Retailing - 2.0 %
            Hypermarkets & Supercenters - 2.0 %
   11,500   Wal-Mart Stores, Inc.                            $    581,440
            Total Food & Drug Retailing                      $    581,440
            Food Beverage & Tobacco - 1.7 %
            Tobacco - 1.7 %
   11,700   Phillip Morris International, Inc.               $    516,204
            Total Food Beverage & Tobacco                    $    516,204
            Household & Personal Products - 1.6 %
            Personal Products - 1.6 %
   17,100   Alberto-Culver Co. (Class B)                     $    470,592
            Total Household & Personal Products              $    470,592
            Health Care Equipment & Services - 3.3 %
            Managed Health Care - 3.3 %
   14,600   Aetna, Inc.                                      $    425,736
   19,402   United Healthcare Group, Inc.                         564,016
                                                             $    989,752
            Total Health Care Equipment & Services           $    989,752
            Pharmaceuticals & Biotechnology - 4.8 %
            Biotechnology - 1.9 %
   10,600   Amgen, Inc. *                                    $    548,868
            Pharmaceuticals - 2.9 %
   25,800   Merck & Co., Inc.                                $    869,202
            Total Pharmaceuticals & Biotechnology            $  1,418,070
            Banks - 6.4 %
            Diversified Banks - 4.2 %
   43,500   Wells Fargo & Co.                                $  1,248,015
            Regional Banks - 2.2 %
   81,200   KeyCorp                                          $    651,224
            Total Banks                                      $  1,899,239
            Diversified Financials - 11.7 %
            Asset Management & Custody Banks - 1.9 %
    5,749   Franklin Resources, Inc.                         $    563,919
            Diversified Finance Services - 3.9 %
   29,100   J.P. Morgan Chase & Co.                          $  1,151,778
            Investment Banking & Brokerage - 5.9 %
   15,900   Lazard Ltd.                                      $    501,486
   25,000   Morgan Stanley Co.                                    677,750
   33,100   TD Ameritrade Holding Corp. *                         586,863
                                                             $  1,766,099
            Total Diversified Financials                     $  3,481,796
            Insurance - 6.4 %
            Life & Health Insurance - 4.3 %
    9,900   Prudential Financial, Inc.                       $    571,329
   30,700   Unum Group                                            709,170
                                                             $  1,280,499
            Property & Casualty Insurance - 2.1 %
   12,800   ACE Ltd.                                         $    629,248
            Total Insurance                                  $  1,909,747
            Real Estate - 0.6 %
            Specialized Real Estate Investment Trust - 0.6 %
    1,985   Public Storage, Inc.                             $    183,990
            Total Real Estate                                $    183,990
            Software & Services - 1.0 %
            Systems Software - 1.0 %
   11,385   Microsoft Corp.                                  $    293,733
            Total Software & Services                        $    293,733
            Technology Hardware & Equipment - 2.1 %
            Office Electronics - 2.1 %
   65,800   Xerox Corp.                                      $    612,598
            Total Technology Hardware & Equipment            $    612,598
            Semiconductors - 1.9 %
            Semiconductors - 1.9 %
  113,300   Atmel Corp. *                                    $    578,397
            Total Semiconductors                             $    578,397
            Telecommunication Services - 4.7 %
            Integrated Telecommunication Services - 4.7 %
   16,500   CenturyLink, Inc.                                $    566,445
   30,654   Verizon Communications, Inc.                          843,598
                                                             $  1,410,043
            Total Telecommunication Services                 $  1,410,043
            Utilities - 6.4 %
            Gas Utilities - 3.2 %
    9,600   EQT Corp.                                        $    376,224
   12,700   Questar Corp.                                         569,722
                                                             $    945,946
            Multi-Utilities - 3.2 %
   16,900   Public Service Enterprise Group, Inc.            $    517,647
    9,451   Sempra Energy SA                                      434,746
                                                             $    952,393
            Total Utilities                                  $  1,898,339
            TOTAL COMMON STOCKS
            (Cost  $27,647,880)                              $ 28,512,900
            EXCHANGE TRADED INDEX FUND - 1.4 %
            Energy - 1.4 %
            Oil & Gas Equipment And Services - 1.4 %
    7,800   Energy Select Sector SPDR Fund                   $    413,790
            Total Energy                                     $    413,790
            TOTAL EXCHANGE TRADED INDEX FUND
            (Cost  $447,510)                                 $    413,790
            TOTAL INVESTMENT IN SECURITIES - 97.4%
            (Cost  $28,095,389)                              $ 28,926,690
            OTHER ASSETS AND LIABILITIES - 2.6%              $   759,750
            TOTAL NET ASSETS - 100.0%                        $ 29,686,440

       *    Non-income producing security.

     (a) At May 31, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $28,122,203 was as follows:

            Aggregate gross unrealized gain for all investments in which
            there is an excess of value over tax cost        $ 3,104,168

            Aggregate gross unrealized loss for all investments in which
            there is an excess of tax cost over value          (2,299,681)

            Net unrealized gain                              $  804,487


Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below.
Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
Level 1  quoted prices in active markets for identical securities
Level 2 other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 significant unobservable inputs including the Funds own assumptions in determining fair value of investments

The following is a summary of the inputs used as of May 31, 2010, in valuing the Funds assets

			      Level 1     Level 2    Level 3     Total
Common stocks             $28,512,900         $0     $0   $28,512,900
Exchanged traded index fund   413,790          0      0       413,790
Total                     $28,926,690         $0     $0   $28,926,690

Pioneer Global Equity Fund
Schedule of Investments  5/31/10

 Shares                                                                Value

           COMMON STOCKS - 97.9 %
           Energy - 8.9 %
           Coal & Consumable Fuels - 1.1 %
  463,127  Paladin Energy, Ltd. *                                  $ 1,500,026
           Integrated Oil & Gas - 5.9 %
   48,364  Chevron Corp.                                           $ 3,572,649
   49,966  Marathon Oil Corp.                                        1,553,443
  109,246  Royal Dutch Shell Plc                                     2,866,318
                                                                   $ 7,992,410
           Oil & Gas Refining & Marketing - 1.9 %
  138,150  Valero Energy Corp.                                     $ 2,580,642
           Total Energy                                            $ 12,073,078
           Materials - 7.3 %
           Diversified Chemical - 2.0 %
   52,232  Akzo Nobel NV                                           $ 2,659,077
           Diversified Metals & Mining - 1.0 %
   96,147  Xstrata Plc                                             $ 1,408,843
           Fertilizers & Agricultural Chemicals - 1.6 %
   48,208  The Mosaic Co. *                                        $ 2,225,763
           Gold - 2.7 %
   67,903  Newmont Mining Corp.                                    $ 3,654,539
           Total Materials                                         $ 9,948,222
           Capital Goods - 9.8 %
           Aerospace & Defense - 4.2 %
  133,514  Finmeccanica SpA (b)                                    $ 1,392,411
   64,827  United Technologies Corp.                                 4,368,043
                                                                   $ 5,760,454
           Construction & Farm Machinery & Heavy Trucks - 1.7 %
   43,628  Bucyrus International, Inc. *                           $ 2,336,716
           Electrical Component & Equipment - 1.8 %
   24,510  Schneider Electric SA                                   $ 2,443,870
           Industrial Conglomerates - 2.1 %
  171,530  General Electric Co.                                    $ 2,804,516
           Total Capital Goods                                     $ 13,345,556
           Consumer Durables & Apparel - 4.1 %
           Consumer Electronics - 2.8 %
  226,000  Sharp Corp. *                                           $ 2,467,654
   41,500  Sony Corp. *                                              1,290,835
                                                                   $ 3,758,489
           Homebuilding - 1.3 %
  307,264  Gafisa SA *                                             $ 1,817,940
           Total Consumer Durables & Apparel                       $ 5,576,429
           Media - 5.4 %
           Advertising - 1.8 %
  261,029  WPP Group Plc                                           $ 2,469,331
           Cable & Satellite - 3.6 %
  149,188  Comcast Corp.                                           $ 2,698,811
   68,303  Eutelsat Communications SA                                2,221,242
                                                                   $ 4,920,053
           Total Media                                             $ 7,389,384
           Retailing - 1.6 %
           Apparel Retail - 1.6 %
   98,039  Gap Inc.                                                $ 2,137,250
           Total Retailing                                         $ 2,137,250
           Food & Drug Retailing - 5.3 %
           Food Retail - 2.4 %
  101,800  FamilyMart Co. *                                        $ 3,269,127
           Hypermarkets & Supercenters - 2.9 %
   78,706  Wal-Mart Stores, Inc.                                   $ 3,979,375
           Total Food & Drug Retailing                             $ 7,248,502
           Food Beverage & Tobacco - 1.6 %
           Tobacco - 1.6 %
   81,167  Imperial Tobacco Group Plc                              $ 2,109,903
           Total Food Beverage & Tobacco                           $ 2,109,903
           Household & Personal Products - 1.9 %
           Household Products - 1.9 %
   43,214  Procter & Gamble Co. *                                  $ 2,639,943
           Total Household & Personal Products                     $ 2,639,943
           Health Care Equipment & Services - 2.5 %
           Health Care Equipment - 2.5 %
   87,291  Medtronic, Inc. *                                       $ 3,420,061
           Total Health Care Equipment & Services                  $ 3,420,061
           Pharmaceuticals & Biotechnology - 6.3 %
           Pharmaceuticals - 6.3 %
  239,455  Pfizer, Inc.                                            $ 3,646,900
   15,660  Roche Holdings AG                                         2,151,059
   46,396  Sanofi-Aventis SA (b)                                     2,784,839
                                                                   $ 8,582,798
           Total Pharmaceuticals & Biotechnology                   $ 8,582,798
           Banks - 8.0 %
           Diversified Banks - 6.1 %
   43,675  Societe Generale SA (b)                                 $ 1,876,053
  123,700  Sumitomo Mitsui Financial Group, Inc. *                   3,677,728
   93,954  Wells Fargo  & Co.                                        2,695,540
                                                                   $ 8,249,321
           Regional Banks - 1.9 %
  319,112  KeyCorp                                                 $ 2,559,278
           Total Banks                                             $ 10,808,599
           Diversified Financials - 11.2 %
           Asset Management & Custody Banks - 1.4 %
   72,044  The Bank of New York Mellon Corp.                       $ 1,959,597
           Diversified Capital Markets - 3.9 %
   66,827  CS Group AG                                             $ 2,595,248
  199,523  UBS AG *                                                  2,649,426
                                                                   $ 5,244,674
           Diversified Finance Services - 4.2 %
  863,765  Citigroup, Inc. *                                       $ 3,420,509
   57,828  J.P. Morgan Chase & Co.                                   2,288,832
                                                                   $ 5,709,341
           Investment Banking & Brokerage - 1.7 %
   84,029  Morgan Stanley Co.                                      $ 2,278,026
           Total Diversified Financials                            $ 15,191,638
           Insurance - 1.6 %
           Multi-Line Insurance - 1.6 %
   21,304  Allianz AG                                              $ 2,130,689
           Total Insurance                                         $ 2,130,689
           Software & Services - 3.8 %
           Home Entertainment Software - 1.6 %
  181,779  Take-Two Interactive Software, Inc. * (b)               $ 2,103,183
           Systems Software - 2.2 %
  118,341  Microsoft Corp.                                         $ 3,053,198
           Total Software & Services                               $ 5,156,381
           Technology Hardware & Equipment - 8.2 %
           Communications Equipment - 3.8 %
  101,413  Cisco Systems, Inc. *                                   $ 2,348,725
   78,688  Qualcomm, Inc.                                            2,798,145
                                                                   $ 5,146,870
           Computer Hardware - 2.6 %
  174,158  Dell, Inc. *                                            $ 2,321,526
   28,437  Hewlett-Packard Co.                                       1,308,386
                                                                   $ 3,629,912
           Computer Storage & Peripherals - 1.8 %
   65,312  Gemalto NV *                                            $ 2,416,664
           Total Technology Hardware & Equipment                   $ 11,193,446
           Semiconductors - 2.8 %
           Semiconductors - 2.8 %
  221,441  CSR Plc *                                               $ 1,260,122
  119,339  Intel Corp.                                               2,556,241
                                                                   $ 3,816,363
           Total Semiconductors                                    $ 3,816,363
           Telecommunication Services - 6.6 %
           Integrated Telecom Services - 1.7 %
   56,900  Nippon Telegraph & Telephone Corp. *                    $ 2,330,782
           Wireless Telecommunication Services - 4.9 %
  302,000  China Mobile Ltd.                                       $ 2,812,791
1,901,524  Vodafone Group Plc                                        3,805,783
                                                                   $ 6,618,574
           Total Telecommunication Services                        $ 8,949,356
           Utilities - 1.0 %
           Independent Power Producer & Energy Traders - 1.0 %
  310,853  International Power Plc                                 $ 1,303,683
           Total Utilities                                         $ 1,303,683
           TOTAL COMMON STOCKS
           (Cost  $133,501,984)                                    $ 133,021,281

           RIGHTS/WARRANTS - 0.0 %
           Energy - 0.0 %
           Integrated Oil & Gas - -0.1 %
   99,553  Royal Dutch Shell Rights Exp. 6/9/10 *                  $         0
           Total Energy                                            $         0
           Capital Goods - 0.0 %
           Electrical Component & Equipment - -0.1 %
   27,448  Schneider Electric Sa Exp. 6/1/10 *                     $         0
           Total Capital Goods                                     $         0
           Banks - 0.0 %
           Diversified Banks - -0.1 %
   43,675  Societe Generale Rights Exp 6/23/10 *                   $         0
           Total Banks                                             $
           TOTAL RIGHTS/WARRANTS
           (Cost  $0.00)                                           $         0

Principal
Amount ($) TEMPORARY CASH INVESTMENTS - 3.0%                           Value
           Securities Lending Collateral  - 3.0% (c)
           Certificates of Deposit:
 103,121   Bank of Nova Scotia, 0.2%, 6/1/10                       $  103,121
 114,072   Barclays, 0.30%, 7/23/10                                   114,072
 114,072   BBVA NY, 0.265%, 6/1/10                                    114,072
  34,680   BNP Paribas, 0.70%, 6/4/10                                  34,680
 125,479   CBA Financial, 0.27%, 1/3/11                               125,479
 114,072   Deutschebank, 0.30%, 7/19/10                               114,072
  68,443   DnB NOR Bank ASA NY, 0.49%, 8/26/10                         68,443
 114,073   Rabobank Nederland NY, 0.23%, 7/6/10                       114,073
 114,072   Royal Bank of Canada, 0.26%, 1/21/11                       114,072
 114,072   Svenska NY, 0.265%, 7/19/10                                114,072
                                                                   $ 1,016,156
           Commercial Paper:
  45,629   American Honda Finance, 0.37%, 4/15/11                  $   45,629
  68,443   American Honda Finance, 0.31%, 5/4/11                       68,443
  15,092   Caterpillar Financial Services, 0.34%, 8/20/10              15,092
  57,033   CBAPP, 0.20%, 6/7/10                                        57,033
 114,042   CLIPPR, 0.28%, 7/2/10                                      114,042
  56,990   PARFIN, 0.39%, 8/11/10                                      56,990
  91,157   CHARFD, 0.46%, 8/23/10                                      91,157
  47,457   FAIRPP, 0.50%, 8/16/10                                      47,457
 103,198   CME, Inc., 0.90%, 8/6/10                                   103,198
  12,433   GE Capital Corp., 0.31%, 10/6/10                            12,433
  12,348   GE Capital Corp., 0.35%, 10/21/10                           12,348
  34,232   GE Capital Corp., 0.43%, 8/20/10                            34,232
  57,029   GE, 0.30%, 1/26/11                                          57,029
  11,396   GE Capital Corp., 0.33%, 6/6/11                             11,396
  12,720   John Deere Capital Corp., 0.33%, 7/16/10                    12,720
  96,493   JPMorgan Chase & Co., 0.57%, 9/24/10                        96,493
  45,611   NABPP, 0.28%, 7/19/10                                       45,611
 129,331   Santander, 0.30%, 7/23/10                                  129,331
 114,038   SOCNAM, 0.28%, 7/6/10                                      114,038
  79,828   SRCPP, 0.26%, 7/7/11                                        79,828
  45,628   STRAIT, 0.20%, 6/2/10                                       45,628
  57,032   TB LLC, 0.23%, 6/9/10                                       57,032
  55,012   TB LLC, 0.43%, 8/9/10                                       55,012
 114,072   Toyota Motor Credit Corp., 0.23%, 1/10/11                  114,072
  11,408   US Bancorp, 0.66%, 6/4/10                                   11,408
 114,019   VARFUN, 0.29%, 7/26/10                                     114,019
  68,448   Wachovia, 0.36%, 3/22/11                                    68,448
  32,056   Wal Mart Stores, Inc., 0.22%, 7/1/10                        32,056
  45,619   WFC, 0.33%, 12/2/10                                         45,619
 114,072   WSTPAC, 0.32%, 11/5/10                                     114,072
                                                                   $ 1,861,866
           Tri-party Repurchase Agreements:
 488,800   Barclays, 0.20%, 6/1/10                                 $  488,800
 342,216   Deutsche Bank, 0.20%, 6/1/10                               342,216
 342,216   RBS Securities, Inc., 0.21%, 6/1/10                        342,217
                                                                   $ 1,173,233

           Total Securities Lending Collateral                     $ 4,051,255
           (Cost  $4,051,254)                                      $ 4,051,255

           TOTAL INVESTMENT IN SECURITIES - 100.9%
           (Cost  $137,533,239) (a)                                $ 137,072,536
           OTHER ASSETS AND LIABILITIES - (0.9)%                   $ (1,246,206)
           TOTAL NET ASSETS - 100.0%                               $ 135,826,330

       *   Non-income producing security.

     (a) At May 31, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $139,788,325 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost               $ 16,823,291

           Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value
(19,559,080)

           Net unrealized gain                                     $ (2,735,789)


     (b)   At May 31, 2010, the following securities were out on loan:


 Shares                            Security                            Value
        131Finmeccanica SpA                                        $ 1,366,330
          1Sanofi-Aventis SA                                           600,200
          3Societe Generale SA                                       1,473,185
        175Take-Two Interactive Software, Inc. *                     2,024,750
           Total                                                   $ 5,464,465

     (c) Securities lending collateral is managed by Credit Suisse AG, New York Branch.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of May 31, 2010, in valuing the Fund's assets:

			        Level 1     Level 2    Level 3     Total
Common stocks                      $0   $133,021,281     $0   $28,512,900
Temporary cash investments          0      4,051,255      0       413,790
Total                              $0   $137,072,536     $0   $28,926,690

Pioneer High Income Municipal Fund
Schedule of Investments  05/31/2010

  Shares                                                              Value

             Municipal Bonds - 99.1 %
             No State - 3.8 %
 1,175,000   Non-Profit Preferred Funding, Various States, Floati$   865,388
                                                                 $   865,388
             Alabama - 0.6 %
   925,000   Huntsville-Redstone, 5.5%, 1/1/43                   $   703,333
 2,000,000   Huntsville-Redstone, 6.875%, 1/1/43                   1,854,640
                                                                 $ 2,557,973
             Arizona - 0.6 %
   750,000   Pima County Arizona, 8.5%, 7/1/2039                 $   797,190
 2,000,000   Pima County Arizona Development Authority, 7.0%, 1/1  1,866,420
                                                                 $ 2,663,610
             California - 10.2 %
   334,656   California Statewide, 9.0%, 12/1/38                 $    33,466
 1,000,000   California Statewide Community Dev Authority, 7.25%,  1,087,730
 2,000,000   California Statewide Community, 7.5%, 6/1/42          2,044,560
 2,500,000   City of Alhambra CA, 7.625%, 1/1/40                   2,609,725
83,415,000   Golden State Tobacco Securitization Co., 0.0%, 6/1/4  2,688,465
 7,525,000   Golden State Tobacco Security Corp. California, 5.12  4,938,056
17,160,000   Golden State Tobacco Security Corp. California, 5.75 12,521,137
 2,000,000   Los Angeles California REGL, 7.50%, 12/1/24           1,993,000
10,000,000   Oceanside Unified Sc, 0.0%,  08/01/40                 1,434,400
10,020,000   Oceanside Unified Sc, 0.0%,  08/01/41                 1,335,866
28,055,000   Oceanside Unified Sc, 0.0%,  08/01/49                 1,902,410
 5,000,000   Pittsburg Redevelopment, 0.0%, 8/1/28                 1,520,000
 9,145,000   Pittsburg Redevelopment, 0.0%,  8/1/30                2,382,181
 2,900,000   Pittsburg Redevelopment Agency, 0.0%, 8/1/25          1,103,450
 6,500,000   Tobacco Securitization Auth Southern California, 5.1  4,275,895
   400,000   Valley Health Sys CA, 6.5%, 5/15/25                     219,560
 8,090,000   Yuba Community College District, 0.0%, 8/1/42           923,554
                                                                 $43,013,455
             Colorado - 3.9 %
 1,000,000   City & County of Denver, 5.75%, 10/01/32            $   834,180
 1,075,000   Colorado Educational, 5.625%,  12/01/36                 870,524
 2,500,000   Colorado Health Facilities Authority, 5.75%, 1/1/37   2,181,775
 1,000,000   Colorado Springs Colorado Urban, 7.0%, 12/1/29          891,250
 3,940,000   Denver Health & Hospital, 1.333%, 12/01/33            2,792,475
 3,000,000   E-470 Public Highway Authority, 0.0%, 9/1/27            986,400
15,070,000   E-470 Public Highway Authority, 0.0%, 9/1/29          4,275,359
 3,500,000   Three Springs Metropolitan Dis, 7.75%, 12/1/39        3,497,935
                                                                 $16,329,898
             Connecticut - 0.5 %
 2,000,000   Town of Hamden CT, 7.75%, 1/1/43                    $ 2,094,080
                                                                 $ 2,094,080
             District of Columbia - 1.5 %
 7,000,000   Metropolitan Washington Airport, 0.0%, 10/1/37      $ 1,192,170
 9,000,000   Metropolitan Washington Airport, 0.0%, 10/1/44        5,322,150
                                                                 $ 6,514,320
             Florida - 6.8 %
15,000,000   County of Miami-Dade FL, 0%,  10/1/30               $ 3,972,150
 1,485,000   County of Miami-Dade FL, 0%, 10/1/40                    190,823
 1,000,000   Greater Orlando Aviation Authority, 6.375%, 11/15/26    932,980
10,965,000   Greater Orlando Aviation Authority, 6.5%, 11/15/36   10,119,379
 2,380,000   Hillsborough County FL Indl Dev, 6.75%, 07/01/29      2,227,537
 2,985,000   Hillsborough County, 6.5%,  07/01/29                  2,722,290
 4,200,000   Lee County Fla Indl Dev Auth, 5.375%, 6/15/37         3,247,524
 1,965,000   Liberty County Fla, 8.25%, 7/1/28                     1,690,568
 1,000,000   Miami Beach Fla Health Facs, 5.375%, 11/15/28           886,890
 1,000,000   Miami Beach Fla Health Facs, 6.75%, 11/15/21          1,031,720
 1,890,000   Miami Beach Health Facilities Authority, 6.7%, 11/15  1,927,176
                                                                 $28,949,037
             Georgia - 3.1 %
 6,000,000   Clayton County Development, 8.75%,  06/01/29        $ 6,378,060
 3,500,000   Clayton County Development Authority, 9.0%, 6/1/35    3,637,725
   500,000   Fulton County Georgia Water and Sewer REV, 5.0%, 7/1    375,545
 4,500,000   Fulton County Georgia Water and Sewer REV, 5.125%, 7  2,861,100
                                                                 $13,252,430
             Hawaii - 0.6 %
 1,500,000   Hawaii State Dept Budget, 7.5%, 11/15/15            $ 1,534,650
 1,000,000   Hawaii State Dept Budget, 9.0%, 11/15/44              1,119,900
                                                                 $ 2,654,550
             Iowa - 1.4 %
 4,000,000   Iowa Fin Authority Sr Hsg, 5.625% 12/1/45           $ 2,562,920
 3,250,000   Iowa Finance Authority, 5.5%, 11/15/37                2,147,990
 1,455,000   Iowa Financing Authority, 5.0%, 11/15/12              1,368,238
                                                                 $ 6,079,148
             Illinois - 11.6 %
25,000,000   Chicago Illinois O'Hare International Airport, 5.5%,$18,296,997
 5,000,000   Illinois Finance Authority, 5.625%,  02/15/37         4,019,600
 3,000,000   Illinois Finance Authority, 8.125%,  05/15/40         2,929,170
15,135,000   Illinois Finance Authority, 8.25%,  05/15/45         14,895,867
 4,500,000   Illinois Finance Authority, 6.25%, 11/15/35           3,813,480
 3,740,000   Southwestern ILL Dev Auth Rev, 5.625%, 11/1/26        2,706,750
 2,500,000   Southwestern ILL Dev Auth Rev, 6.625%, 6/1/37         2,311,250
                                                                 $48,973,114
             Indiana - 1.8 %
 3,500,000   City of Crown Point, 8.0%, 11/15/39                 $ 3,504,410
   715,000   City of East Chicago, 5.5%,  09/01/28                   605,977
 1,500,000   Hammond Local Public Improvement, 6.75%, 8/15/35      1,510,245
 2,015,000   St Joseph County Ind Edl, 6.0%, 5/15/38               1,821,359
                                                                 $ 7,441,991
             Massachusetts - 2.5 %
 2,000,000   Massachusetts Development Finance Agency, 6.75%, 10/$ 1,761,640
 1,750,000   Massachusetts Development, 5.5%, 11/15/22             1,437,590
 3,000,000   Massachusetts Development, 5.75%,  11/15/35           2,216,850
 1,000,000   Massachusetts Development Finance Agency, 5.75%, 11/    718,890
   500,000   Massachusetts Development Finance Agency, 8.0%, 4/15    562,105
 2,500,000   Massachusetts Development Finance Agency, 7.25%, 6/1  2,514,850
   500,000   Massachusetts Development Finance Agency, 7.5%, 6/1/    514,175
 1,000,000   Massachusetts Development Finance Agency, 7.875%, 6/  1,034,000
 3,500,000   Massachusetts State Health, 6.5%, 1/15/38             3,105,025
                                                                 $13,865,125
             Maine - 0.2 %
 1,000,000   Town of Rumford ME, 6.875%, 10/1/26                 $   897,420
                                                                 $   897,420
             Michigan - 4.0 %
   160,000   Doctor Charles Drew Academy, 5.7%, 11/1/36          $    99,304
 3,000,000   Flint Michigan Intl Academy, 5.75% , 10/1/37          2,597,640
 1,450,000   Michigan Pub Edl Facs Auth Rev, 5.875%, 6/1/37        1,166,163
 1,000,000   Michigan Pub Edl Facs Auth Rev, 6.50%, 9/1/37           961,680
   350,000   Michigan Public Educational Fa, 7.25%, 4/1/20           348,859
 1,000,000   Michigan Public Educational Fa, 8.0%, 4/1/40            997,580
   500,000   Michigan Public Educational Facilities Authority, 8.    558,400
 2,750,000   Michigan St Hosp Fin Auth, 5.50%, 11/15/35            2,157,430
 3,175,000   Michigan Strategic F, 7.25%, 1/1/39                   3,090,831
 6,500,000   Michigan Tobacco Settlement Fin, 6.0%, 6/1/48         4,838,275
                                                                 $16,816,162
             Minnesota - 0.5 %
 1,500,000   City of Brooklyn Par, 9.25%,  03/01/39              $ 1,645,905
   750,000   City of International Falls MN, 6.85%, 12/1/29          664,845
                                                                 $ 2,310,750
             Missouri - 1.7 %
 2,000,000   City of Manchester MO, 6.875%, 11/1/39              $ 2,017,080
 4,500,000   Kirkwood Industrial, 8.25%, 5/15/45                   4,464,090
   500,000   St. Louis Missouri Development Authority, 7.2%, 12/1    160,275
 1,260,000   St. Louis Missouri Development Authority Revenue, 7.    403,515
                                                                 $ 7,044,960
             Montana - 0.3 %
 2,215,000   Hardin Mont Tax Increment, 0.0%, 9/1/31             $ 1,257,788
                                                                 $ 1,257,788
             Nebraska - 0.2 %
 3,250,000   Grand Island NEB Solid Waste, 7.0%, 6/1/23          $   978,023
                                                                 $   978,023
             New Jersey - 3.6 %
   470,000   New Jersey Economic Development Authority, 5.875%, 1$   394,241
 5,035,000   New Jersey Economic Development Authority S
             pecial Facility Revenue, 7.0%, 11/15/30               5,016,924
 3,000,000   New Jersey Economic Development Authority, 6.25%,9/1  2,839,890
 2,500,000   New Jersey Economic Development Authority, 6.40%, 09  2,368,950
 5,000,000   New Jersey Economic Development Authority, 6.625%, 1$ 4,319,950
 8,400,000   Tobacco Settlement F, 0.0%,  06/01/41                   426,048
 6,435,000   Tobacco Settlement Fing Corp., 5.0%, 6/1/41           4,340,343
                                                                 $19,706,346
             New Mexico - 0.3 %
 1,000,000   County of Otero New Mexico, 8.25%, 12/01/23         $ 1,011,750
   255,000   Otero County New Mexico Jail Proj Rev, 6.0%, 4/1/23     211,104
                                                                 $ 1,222,854
             New York - 3.5 %
 1,005,000   Dutchess County Industrial Development, 7.5%, 3/1/29$ 1,005,291
 1,365,000   Dutchess County Industrial Development, 7.50%, 03/01  1,365,396
   285,000   Dutchess County Industrial Development, 7.25%, 3/1/1    289,158
 3,000,000   Erie County NY, 6.0%, 11/15/36                        2,317,230
   950,000   Nassau County Industrial, 5.5%,  01/01/28               905,683
 4,000,000   Nassau County Industrial Development, 6.7%, 1/1/43    3,802,320
 4,890,000   New York City, NY, Industrial, 5.0%, 05/15/20         4,261,880
 6,600,000   New York City, NY, Industrial, 6.9%, 8/1/24           5,598,978
 2,000,000   New York NY City Transportation Finance, 5.125%, 5/1  1,595,140
                                                                 $21,141,076
             Ohio - 10.0 %
15,370,000   Buckeye Ohio Tobacco Settlement, 6.50%, 6/01/47     $12,101,108
 2,000,000   Buckeye Tobacco Settlement, 5.75%,  06/01/34          1,523,040
 2,500,000   Buckeye Tobacco Settlement, 5.875%,  06/01/30         2,016,450
 4,600,000   Buckeye Tobacco Settlement, 6.0%,  06/01/42           3,439,742
55,000,000   Buckeye Tobacco Settlement Financing Authority, 0.0%  1,836,450
16,260,000   Buckeye Tobacco Settlement Financing Authority, 5.87 11,646,062
 4,000,000   Cleveland OH Airport REV, 5.375%, 9/15/27             3,335,520
 4,985,000   Cleveland Ohio Airport, 5.70%, 12/01/19               4,521,794
 1,510,000   Ohio St Pollution Ctl Rev, 5.6%, 8/1/32               1,274,999
 1,020,000   Ohio St Pollution Ctl Rev, 5.65%, 3/1/33                865,276
 1,065,000   Tuscarawas County Ohio Hospital, 6.35%, 11/1/37         967,840
                                                                 $43,528,281
             Oklahoma - 0.7 %
   100,000   Jackson County Okla Mem Hospital, 7.3%, 08/01/15    $   100,072
 3,000,000   Tulsa County Industrial Authority, 7.25%, 11/1/45     2,947,260
                                                                 $ 3,047,332
             Pennsylvania - 1.6 %
 2,900,000   Pennsylvania Economic Development Financing Authorit$ 2,600,865
                                                                 $ 2,600,865
             Puerto Rico - 0.8 %
55,115,000   Puerto Rico Sales Tax Financing, 0.0%,  11/15/27    $ 3,419,335
                                                                 $ 3,419,335
             Rhode Island - 0.5 %
 2,100,000   Central Falls R.I. Detention Facility Corp., 7.25%, $ 1,805,958
17,200,000   Tobacco Settlement, 0.0%, 6/1/52                        274,168
                                                                 $ 2,080,126
             Texas - 18.4 %
11,490,000   Brazos River Authority Texas, 5.75%, 05/01/36       $11,030,400
 8,600,000   Dallas-Fort Worth Texas International Airport, 5.5%,  5,814,718
   470,000   Dallas-Fort Worth Texas International Airport, 6.0%,    429,951
 2,900,000   Dallas-Fort Worth Texas International Airport Revenu  2,161,747
   248,873   Gulf Coast Waste Disposal Authority, Texas REV, 7.0%     24,887
10,125,000   Harris County-Houston 0%, 11/15/24                    4,014,056
 5,000,000   Harris County-Houston 0%, 11/15/27                    1,568,450
12,905,000   Harris County-Houston 0%, 11/15/29                    3,413,889
 5,000,000   Harris County-Houston Sports 0%, 11/15/31             1,118,450
12,000,000   Harris County-Houston Sports A 0.0%, 11/15/28         3,491,160
 2,500,000   HFDC of Central Texas, 7.75%,  11/15/44               2,514,000
 4,500,000   Houston TX Airport Revenue, 6.75%, 7/1/29             4,431,870
 1,740,000   Maverick County Texas Public Fac, 6.25% 2/1/24        1,500,350
   300,000   Maverick County Texas Public Fac, 6.375%, 2/1/29        254,100
 6,255,000   Sabine River Authority, 5.5%, 05/01/22                6,036,075
11,035,000   Sabine River Authority, 5.75%, 5/1/30                10,593,600
 2,000,000   Tarrant County Cultural, 7.5%, 11/15/16               2,003,500
 1,775,000   Tarrant County Cultural, 8.0%, 11/15/28               1,758,049
 5,000,000   Tarrant County Cultural, 8.25%, 11/15/44              4,988,350
 2,750,000   Tarrant County Cultural Educational, 8.0%, 11/15/29   2,749,863
 2,000,000   Tarrant County Cultural Educational, 8.125%, 11/15/3  1,992,780
 4,000,000   Tarrant County Cultural Educational, 8.25%, 11/15/44  4,001,080
   500,000   Tarrant County Cultural Educational Facilities Finan    552,335
 1,000,000   Texas Midwest Public Facility Corp,. 9.0%, 10/1/30    1,037,780
 3,000,000   Travis County Health Facility, 7.1249%, 11/1/40       3,037,140
 3,760,000   Willacy County Texas Local Government, 6.875%, 9/1/2  3,335,233
                                                                 $83,853,813
             Utah - 0.3 %
 1,400,000   Spanish Fork City Utah Charter, 5.7%, 11/15/36 (144A$ 1,132,194
                                                                 $ 1,132,194
             Virginia - 0.9 %
53,095,000   Tobacco Settlement Financing Corp., 0.0%, 6/1/2047  $ 1,772,842
 3,000,000   Tobacco Settlement Financing Corp., 5.0%, 6/1/47      1,991,610
                                                                 $ 3,764,452
             Washington - 1.7 %
 2,500,000   Port Seattle Washington Revenue, 6.75%, 7/1/29      $ 2,484,850
 1,250,000   Washington State Housing, 5.25%, 1/1/17               1,095,363
 2,500,000   Washington State Housing Finance, 5.625% 1/1/27       1,896,100
 2,750,000   Washington State Housing Finance, 5.625% 1/1/38       1,894,833
                                                                 $ 7,371,146
             Wisconsin - 0.6 %
   580,000   Aztalan Wisconsin Exempt Fac Rev, 7.5%, 5/1/18      $    79,460
 1,750,000   Wisconsin Health & Educational, 7.625%, 9/15/39       1,823,798
   500,000   Wisconsin Health & Educational Facilities Authority,    513,700
             TOTAL MUNICIPAL BONDS                               $ 2,416,958
             (Cost  $416,155,331)                                $419,844,000
             TOTAL INVESTMENT IN SECURITIES - 99.1%
             (Cost  $416,155,331) (a)                            $419,844,000
             OTHER ASSETS AND LIABILITIES - 0.9%                 $ 3,700,545
             TOTAL NET ASSETS - 100.0%                           $423,544,545


       NR    Security is not rated by either S&P or Moody's.

   (144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified in

      (a) At May 31, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $416,156,847 was as follows:

             Aggregate gross unrealized gain for all investments i $
10,315,746

             Aggregate gross unrealized loss for all investments i
(6,628,593)

             Net unrealized gain                                   $
3,687,153

      (b) Debt obligation with a variable interest rate. Rate shown is rate at end of period.

       NR    Not rated by either S&P or Moody's.


Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below. Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of May 31, 2010, in valuing the Portfolio's assets:

				Level 1     Level 2    Level 3     Total
Municipal bonds                    $0   $419,844,000     $0   $419,844,000
Total                              $0   $419,844,000     $0   $419,844,000


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust V

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date July 30, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 30, 2010



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date July 30, 2010

* Print the name and title of each signing officer under his or her signature.